Leases (Details) - Schedule of right-of-use assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases (Details) - Schedule of right-of-use assets [Line Items]
Balance	$ 4,491	$ 3,169
Acquisition through business combinations	627	995
Depreciation	3,570	1,344
Disposals	153	248
Additions	14,738	1,919
Remeasurement	459
Currency	(53)
Balance	16,539	4,491
Buildings [Member]
Leases (Details) - Schedule of right-of-use assets [Line Items]
Balance	4,192	3,078
Acquisition through business combinations	627	948
Depreciation	3,349	1,359
Disposals	95	70
Additions	14,419	1,595
Remeasurement	459
Currency	(52)
Balance	16,201	4,192
Vehicles [Member]
Leases (Details) - Schedule of right-of-use assets [Line Items]
Balance	299	91
Acquisition through business combinations		47
Depreciation	221	(15)
Disposals	58	178
Additions	319	324
Remeasurement
Currency	(1)
Balance	$ 338	$ 299